PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, net
Property and equipment, gross	$ 9,340	$ 9,213
Less: Accumulated depreciation	(7,131)	(5,549)
Property and equipment, net	2,209	3,664
Depreciation expense	2,118	1,838	$ 1,361
Leasehold improvements
Property and equipment, net
Property and equipment, gross	3,887	3,723
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross	2,440	2,431
Software and IT equipment
Property and equipment, net
Property and equipment, gross	$ 3,013	$ 3,059